As filed with the Securities and Exchange Commission on September 25, 2006
                                                                                                                                        File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 55	☒

(Check appropriate box or boxes)

iShares® Trust
(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	ADAM MIZOCK, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 6, 2006 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until October 6, 2006, the effectiveness of Post-Effective
Amendment No. 53, which was filed on September 19, 2006 (Accession No. 0001193125-06-192766) pursuant to paragraph (b) of Rule 485 under the 1933 Act, and was extended by Post-Effective Amendment No. 54, which was filed on September 20, 2006 (Accession No. 0000897436-06-000447) pursuant to paragraph
(b)(1)(iii) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A, B and C of
Post-Effective Amendment No. 53.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of September, 2006.

By:
Lee T. Kranefuss*
President

Date: September 25, 2006

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
President

Date: September 25, 2006

Richard K. Lyons*
Trustee

Date: September 25, 2006

John E. Martinez*
Trustee

Date: September 25, 2006

George G. C. Parker*
Trustee

Date: September 25, 2006

Cecilia H. Herbert*
Trustee

Date: September 25, 2006

Charles A. Hurty*
Trustee

Date: September 25, 2006

John E. Kerrigan*
Trustee

Date: September 25, 2006

/s/ Michael Latham
Michael Latham
Treasurer

Date: September 25, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: September 25, 2006

*
Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53 (Accession No. 0001193125-06-192766). Power of Attorney, dated February 21, 2006, for Richard K. Lyons is incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”). Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43. Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.